Segment Information - Summary of Geographical Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Geographical Areas [Line Items]
Operating revenue	$ 62,324	$ 2,036	$ 49,635	$ 41,674
Non-current assets (Note)	210,217		183,395	213,739	$ 6,868
Taiwan
Disclosure Of Geographical Areas [Line Items]
Operating revenue	52,100	1,702	49,635	40,571
Non-current assets (Note)	202,724		176,727	199,916	6,623
Europe
Disclosure Of Geographical Areas [Line Items]
Operating revenue	10,224	$ 334		1,003
China
Disclosure Of Geographical Areas [Line Items]
Non-current assets (Note)	11		23	35
Others
Disclosure Of Geographical Areas [Line Items]
Operating revenue				100
Non-current assets (Note)	$ 7,482		$ 6,645	$ 13,788	$ 245